Restructuring, Impairments and Gains on Sale - Schedule of Reconciliation of Restructuring Liability (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring liability balance — Beginning	$ 28,875	$ 28,875	$ 91,369
Restructuring and other related costs expensed during the period	102,000	481,979	206,703	329,221
Cash payments of restructuring liabilities		(338,390)	(379,194)	(33,747)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation		(112,217)	109,997	(19,105)
Liability to be settled directly by SBG included in additional paid-in capital (1)				(185,000)
Restructuring liability balance — Ending		60,247	28,875	91,369
One-time Employe Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring liability balance — Beginning	16,119	16,119	89,872
Restructuring and other related costs expensed during the period		18,589	191,582	139,330
Cash payments of restructuring liabilities		(28,933)	(254,456)	(29,700)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation		(2,054)	(10,879)	(19,758)
Restructuring liability balance — Ending		3,721	16,119	89,872
Legal Settlement Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and other related costs expensed during the period		530,271
Non-cash impact — primarily asset and liability write-offs and stock-based compensation		(530,271)
Consulting Fees
Restructuring Cost and Reserve [Line Items]
Restructuring and other related costs expensed during the period				185,000
Liability to be settled directly by SBG included in additional paid-in capital (1)				(185,000)
Other
Restructuring Cost and Reserve [Line Items]
Restructuring liability balance — Beginning	$ 12,756	12,756	1,497
Restructuring and other related costs expensed during the period		(66,881)	15,121	4,891
Cash payments of restructuring liabilities		(309,457)	(124,738)	(4,047)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation		420,108	120,876	653
Restructuring liability balance — Ending		$ 56,526	$ 12,756	$ 1,497